Marketable securities	12 Months Ended
Dec. 31, 2022
Marketable securities
Marketable securities

9      Marketable securities

        a.  Composition

	Credit Risk	December 31, 2022	December 31, 2021
Financial bills (LF)	AAA	-	1,640
Financial treasury bills (LFT)	AAA	-	164,709
Private investment fund	AAA	31,842	-
Private investment fund	AA	348,672	-
		380,514	166,349

The average gross yield of securities is based on 104% CDI on December 31, 2022 (101% CDI on December 31, 2021).